THE PRIVATE SHARES FUND

Schedule of Investments

September 30, 2021 (Unaudited)

	Acquisition Date	Shares	Cost	Fair Value
COMMON STOCK IN PUBLIC COMPANIES — 7.1%
ENTERPRISE SOFTWARE — 0.7%
Blend Labs, Inc.(a)(b)	Aug 2018	325,216	$1,112,023	$4,257,078

FINANCE/PAYMENTS — 4.9%
Marqeta, Inc.(a)(b)	Jul 2018	941,500	1,298,775	20,534,115
Robinhood Markets, Inc.(a)(b)	Jul 2019	260,500	3,544,251	10,690,920
			4,843,026	31,225,035
HEALTHCARE/BIOTECH — 1.3%
23andMe, Inc.(a)(b)	Oct 2017	874,260	5,575,973	7,754,686
Hims, Inc.(a)	Sep 2019	60,961	367,760	459,646
			5,943,733	8,214,332
HOSTING/STORAGE — 0.2%
Digital Ocean(a)	Oct 2019	15,000	180,000	1,164,450
TOTAL COMMON STOCK IN PUBLIC COMPANIES			12,078,782	44,860,895

COMMON STOCK IN PRIVATE COMPANIES(b) — 30.9%
3D PRINTING — 0.7%
Carbon, Inc.(a)	Jun 2019	158,853	2,125,214	4,330,333

ADVERTISING — 3.0%
GroundTruth (f.k.a. xAd, Inc.)(a)	Oct 2016	1,659,427	446,424	497,828
NextRoll (f.k.a. AdRoll)(a)	Mar 2017	1,073,155	6,079,050	13,232,001
OpenX(a)	Jun 2015	2,899,297	2,615,386	3,972,037
WideOrbit, Inc. (a)	Oct 2015	400,000	1,100,000	1,512,000
			10,240,860	19,213,866
AEROSPACE — 4.1%
Axiom Space, Inc.(a)	Mar 2021	29,543	5,099,983	5,505,633
SpaceX(a)	May 2019	49,020	10,049,100	20,587,910
			15,149,083	26,093,543
AGTECH — 0.8%
Farmers Business Network(a)	Sep 2021	35,000	2,017,050	2,175,523
Stage 1 Growth Funds, LLC(a)	Aug 2021	3,090,000	3,090,000	3,090,000
			5,107,050	5,265,523

THE PRIVATE SHARES FUND

Schedule of Investments - (Continued)

September 30, 2021 (Unaudited)

	Acquisition Date	Shares	Cost	Fair Value
COMMON STOCK IN PRIVATE COMPANIES(b) — 30.9% (Continued)
ANALYTICS/BIG DATA — 4.8%
Dataminr, Inc.(a)	Sep 2015	189,583	$1,559,716	$8,353,027
Domino Data Labs, Inc.(a)	Apr 2021	330,000	4,118,400	5,412,000
INRIX, Inc.(a)	May 2014	133,238	3,026,249	7,798,420
Metabiota(a)	Apr 2015	494,589	500,000	8,358
Planet Labs, Inc.(a)	Mar 2018	125,000	731,250	1,857,500
SingleStore (f.k.a. MemSQL)(a)	May 2020	308,000	616,000	1,626,240
Tealium(a)	Sep 2020	200,000	1,300,000	2,680,000
ThoughtSpot, Inc.(a)	Oct 2018	162,087	1,745,758	2,723,062
			13,597,373	30,458,607
ARTIFICIAL INTELLIGENCE — 0.4%
Brain Corp.(a)	Dec 2020	500,000	2,040,000	2,555,000

CLEAN TECHNOLOGY — 0.0%
WiTricity(a)	Mar 2021	166,667	1,667	206,667

CONSUMER WEB — 1.4%
Nextdoor(a)	Nov 2018	235,495	3,990,451	7,512,291
Wag Labs, Inc.(a)	Oct 2018	438,828	2,314,001	1,369,143
			6,304,452	8,881,434
E-COMMERCE — 0.8%
Lyst, Ltd.(a)	Jul 2021	401,929	5,172,500	4,999,997

EDUCATION — 3.4%
Course Hero(a)	Jun 2020	270,000	3,429,200	4,568,400
Eruditus Learning(a)	Aug 2021	36	5,065,228	4,983,696
Udacity, Inc.(a)	Nov 2018	448,075	2,884,586	2,764,623
Udemy, Inc.(a)	Aug 2019	300,000	3,025,000	8,940,000
			14,404,014	21,256,719

ENTERPRISE SOFTWARE — 3.1%
Algolia(a)	Jan 2020	45,000	420,000	1,316,250
Automation Anywhere(a)	Jul 2021	50,000	1,545,000	1,301,500
D2iQ (f.k.a. Mesosphere, Inc.)(a)	Feb 2019	165,000	1,605,450	859,650
KeepTruckin(a)	May 2019	788,562	3,420,734	5,677,647
PatientPop, Inc. (a)	Nov 2020	161,025	1,235,126	1,737,460
Trax Ltd. (a)	Mar 2020	149,970	5,100,000	8,531,793
			13,326,310	19,424,300

THE PRIVATE SHARES FUND

Schedule of Investments - (Continued)

September 30, 2021 (Unaudited)

	Acquisition Date	Shares	Cost	Fair Value
COMMON STOCK IN PRIVATE COMPANIES(b) — 30.9% (Continued)
FINANCE/PAYMENTS — 4.0%
Betterment(a)	Mar 2021	588,235	$4,999,998	$7,390,349
Circle Internet Financial, Inc.(a)	Apr 2018	290,200	2,604,825	7,359,472
Irving Investors Privates OSC XXXVIII(a)	Sep 2021	5,100,467	5,100,467	5,100,467
Kraken(a)	Jun 2021	105,218	5,079,228	5,402,945
Prosper Marketplace, Inc.(a)	Jan 2016	244,130	1,307,998	156,243
			19,092,516	25,409,476
HARDWARE — 0.6%
Tempo Automation, Inc.(a)	Aug 2019	550,000	1,868,000	3,624,500

HEALTHCARE/BIOTECH — 1.0%
Click Therapeutics, Inc. (a)	Nov 2020	1,000,000	3,500,000	5,100,000
ZocDoc, Inc.(a)	Feb 2015	61,016	1,321,708	1,148,931
			4,821,708	6,248,931
HOSTING/STORAGE — 0.5%
Rubrik(a)	Sep 2019	126,281	3,220,165	3,023,167
SECURITY — 1.6%
Code 42 Software, Inc.(a)	May 2016	330,000	754,500	1,343,100
Exabeam, Inc.(a)	Jul 2021	54,500	1,590,855	1,565,785
Tanium(a)	Apr 2019	640,000	4,787,200	7,129,600
			7,132,555	10,038,485
SOFTWARE — 0.7%
Docker, Inc.(a)	May 2017	2,500	531,250	16,075
Malwarebytes(a)	Dec 2019	188,173	1,129,038	4,258,355
			1,660,288	4,274,430
TOTAL COMMON STOCK IN PRIVATE COMPANIES			125,263,755	195,304,978

PREFERRED STOCK IN PRIVATE COMPANIES(b) — 25.1%
ADVERTISING — 0.0%
GroundTruth (f.k.a. xAd, Inc.), Preferred Series B-1(a)	Jan 2017	600,000	149,200	180,000

AEROSPACE — 3.2%
Axiom Space, Inc., Preferred Series B(a)	Dec 2020	32,221	2,019,958	6,004,705
Beta Technologies, Preferred Series A(a)	Apr 2021	40,944	2,999,967	2,999,967
Radian Aerospace, Preferred Series Seed 2(a)	Sep 2021	303,668	999,999	1,000,009
Relativity Space, Preferred Series E(a)	Jul 2021	437,922	10,299,992	9,999,993
			16,319,916	20,004,674
AGTECH — 2.4%
Farmers Business Network, Preferred Series G(a)	Sep 2021	160,880	10,199,946	9,999,947
Invaio Sciences, Inc., Preferred Series C(a)	Mar 2021	1,061,390	5,150,000	4,935,463
			15,349,946	14,935,410

THE PRIVATE SHARES FUND

Schedule of Investments - (Continued)

September 30, 2021 (Unaudited)

	Acquisition Date	Shares	Cost	Fair Value
PREFERRED STOCK IN PRIVATE COMPANIES(b) — 25.1% (Continued)
ANALYTICS/BIG DATA — 1.5%
Dataminr, Inc., Preferred Series A(a)	Apr 2019	20,000	$198,000	$881,200
Dataminr, Inc., Preferred Series B(a)	Apr 2019	87,496	866,211	3,855,074
Heap, Preferred Series C(a)	May 2019	1,361,503	4,999,997	5,105,636
Metabiota, Preferred Series A(a)	Apr 2015	346,212	499,999	5,851
Metabiota, Preferred Series B(a)	Feb 2017	366,669	500,952	6,197
			7,065,159	9,853,958
CLEAN TECHNOLOGY — 0.2%
WiTricity, Preferred Series A(a)	Oct 2020	1,000,000	1,020,000	1,240,000

CONSUMER WEB — 0.3%
Musely, Preferred Series B(a)	Oct 2014	7,961	100,012	101,344
Nextdoor, Preferred Series B(a)	Mar 2018	29,495	494,041	940,890
Nextdoor, Preferred Series C(a)	Mar 2018	17,543	293,845	559,622
Nextdoor, Preferred Series D(a)	Mar 2018	6,899	115,558	220,078
Nextdoor, Preferred Series E(a)	Mar 2018	3,392	56,816	108,205
Nextdoor, Preferred Series F(a)	Mar 2018	5,171	86,614	164,955
			1,146,886	2,095,094
E-COMMERCE — 3.1%
GrubMarket, Preferred Series D(a)	Oct 2020	440,742	1,999,999	4,347,029
GrubMarket, Preferred Series E(a)	Jun 2021	1,520,838	14,999,995	14,999,995
			16,999,994	19,347,024
EDUCATION — 1.6%
MasterClass, Preferred Series 1(a)	Jul 2021	193,100	6,146,189	6,152,166
Udemy, Inc., Preferred Series F(a)	Nov 2020	124,326	2,999,986	3,704,915
			9,146,175	9,857,081
ENTERPRISE SOFTWARE — 2.5%
Checkr, Inc., Preferred Series A-1(a)	Mar 2020	50,000	1,405,000	2,700,000
KeepTruckin, Preferred Series E(a)	May 2021	638,843	4,599,996	4,599,670
Ocrolus, Inc., Preferred Series C(a)	Sep 2021	438,327	3,030,000	2,998,157
PatientPop, Inc., Preferred Series Seed 2(a)	Nov 2020	104,932	804,870	1,132,216
Trax Ltd., Pre IPO(a)	Mar 2021	76,722	3,999,978	4,364,714
			13,839,844	15,794,757
FINANCE/PAYMENTS — 3.5%
Betterment, Preferred Series F(a)	Sep 2021	318,380	3,999,999	3,999,999
BlockFi, Preferred Series E(a)	Jul 2021	40,201	3,045,000	3,044,993
Fundbox, Preferred Series C(a)	Jun 2019	439,552	4,999,992	6,197,683
Fundbox, Preferred Series D(a)	Sep 2021	531,914	7,499,988	7,499,987
Prosper Marketplace, Inc., Preferred Series A(a)	Jan 2016	55,395	305,781	37,115
Prosper Marketplace, Inc., Preferred Series A-1(a)	Jan 2016	58,165	116	85,502
Ripple, Preferred Series A(a)	Dec 2018	42,000	504,000	1,484,280
			20,354,876	22,349,559

THE PRIVATE SHARES FUND

Schedule of Investments - (Continued)

September 30, 2021 (Unaudited)

	Acquisition Date	Shares/ Principal	Cost	Fair Value
PREFERRED STOCK IN PRIVATE COMPANIES(b) — 25.1% (Continued)
HEALTHCARE/BIOTECH — 1.9%
Click Therapeutics, Inc., Preferred Series A(a)	Nov 2020	60,087	$210,305	$306,444
CollectiveHealth, Inc., Preferred Series F(a)	May 2021	3,989,361	3,120,000	2,992,021
Crossover Health, Inc., Preferred Series D(a)	Mar 2021	224,976	7,999,967	8,103,635
ZocDoc, Inc., Preferred Series A(a)	Feb 2015	35,000	875,000	659,050
			12,205,272	12,061,150
HOSTING/STORAGE — 0.6%
Pavilion Data Systems, Inc., Preferred Series 1(a)	Apr 2021	1,197,645	3,560,000	3,560,000

SECURITY — 1.9%
Cybereason, Preferred Series F(a)	Jul 2021	1,510,600	7,631,457	7,481,821
Exabeam, Preferred Series A(a)	Nov 2020	80,000	1,020,000	2,298,400
Lookout, Inc., Preferred Series A(a)	Feb 2015	204,000	1,927,800	2,142,000
			10,579,257	11,922,221
SOFTWARE — 1.1%
SoundHound, Inc., Preferred Series D(a)	Sep 2016	107,484	2,200,767	5,593,467
SoundHound, Inc., Preferred Series D-3(a)	Nov 2020	25,000	1,000,000	1,301,000
			3,200,767	6,894,467
TRANSPORTATION — 1.3%
Lime (Neutron Holdings, Inc.), Preferred Series 1-D(a)	Mar 2019	20,618,556	5,000,000	1,855,670
Turo, Preferred Series D-1(a)	Jun 2018	642,535	2,999,996	6,547,432
Virgin Hyperloop One, Preferred Series B-1(a)	Jun 2017	4,144	999,999	136,876
Virgin Hyperloop One, Preferred Series C(a)	May 2019	12,992	37,938	37,937
			9,037,933	8,577,915
TOTAL PREFERRED STOCK IN PRIVATE COMPANIES			139,975,225	158,673,310

CONVERTIBLE NOTES OF PRIVATE COMPANIES(b) — 4.3%
AEROSPACE — 2.4%
Axiom Space, Inc., 3.00% 8/11/2023	Aug 2021	$15,000,000	15,000,000	15,000,000

ENTERPRISE SOFTWARE — 0.3%
Cohere Technologies, 4.00% 12/31/2021	Dec 2020	$2,000,000	2,000,000	2,000,000

SOFTWARE — 1.6%
Tradeshift, 3.00% 6/16/2023	Jun 2021	$10,000,000	10,085,343	10,000,000

TRANSPORTATION — 0.0%
Lime (Neutron Holdings, Inc.), 4.00% 6/1/2027	Jun 2020	$253,169	253,169	253,169
TOTAL CONVERTIBLE NOTES OF PRIVATE COMPANIES			27,338,512	27,253,169

THE PRIVATE SHARES FUND

Schedule of Investments - (Continued)

September 30, 2021 (Unaudited)

	Acquisition Date	Units	Cost	Fair Value
WARRANTS(b) — 0.1%
FINANCE/PAYMENTS
BlockFi, Exercise Price $75.74, Exercise Date 8/15/2028(a)	Jul 2021	20,100	$0	$1,001,675

HEALTHCARE/BIOTECH
Hims, Inc. , Exercise Price $11.50, Exercise Date 1/20/2026(a)	Mar 2021	2,337	0	234

TRANSPORTATION
Lime (Neutron Holdings, Inc.), Exercise Price $0.01, Exercise Date 6/2/2027(a)	Jun 2020	25,317	0	170
TOTAL WARRANTS			0	1,002,079

SHORT-TERM INVESTMENTS(c) — 32.3%
MUTAL FUND — 32.3%
Goldman Sachs Government Fund, 0.03%			204,680,803	204,680,803
TOTAL SHORT-TERM INVESTMENTS			204,680,803	204,680,803

TOTAL INVESTMENTS — 99.8%			509,337,077	631,775,234
Other assets less liabilities — 0.2%				959,023

NET ASSETS — 100.0%				$632,734,257

(a)	Non-income producing.

(b)

Investments in private companies, and in some cases public companies, may be subject to restrictions on disposition imposed by the issuer. As of September 30, 2021 restricted securities represented 67.24% of the net assets of the Fund.

(c)	Represents the 7-day effective yield as of September 30, 2021.

All issuers are based in the United States, except for Lyst, Ltd. and OpenX, which are based in the UK, Trax Ltd., Eruditus Learning, and Fundbox, which are based in the Cayman Islands, Singapore, and Israel, respectively.